As filed with the Securities and Exchange Commission on November 12th, 2026

Securities Act File No. 333-214364

Investment Company Act No. 811-23207

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

Form N-1A

Registration Statement

under

THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 25	☒

AND

Registration Statement

under

the Investment Company Act of 1940
AMENDMENT NO. 28	☒

Brinker Capital Destinations Trust

(Exact Name of Registrant as Specified in Charter)

1000 Continental Drive, Suite 500

King of Prussia, PA 19406

(Address of Principal Executive Offices, Zip Code)

(610) 407-5500

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Public Offering)

It is proposed that this filing become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on November 18, 2026 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 25 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate November 18, 2026 as the new effective date for Post-Effective Amendment No. 24, which was filed with the Securities and Exchange Commission (the “SEC”) on September 15, 2026 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act (Accession No. 0001133228-26-012507) for the purpose of adding a new share class.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 24.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 24.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 24.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 25 to Registration Statement No. 333-214364 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of King of Prussia, Commonwealth of Pennsylvania on the 12th day of November, 2026.

Brinker Capital Destinations Trust

/s/ Brian Ferko
By: Brian Ferko

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated.

	SIGNATURES	TITLE	DATE

/s/ Brian Ferko
	Brian Ferko	President	November 12, 2026

/s/ Noreen D. Beaman
	Noreen D. Beaman	Trustee and Chair of the Board	November 12, 2026

/s/ Kevin Fustos
	Kevin Fustos	Chief Financial Officer and Treasurer	November 12, 2026

/s/ Joseph V. Del Raso
	Joseph V. Del Raso	Trustee	November 12, 2026

/s/ J. Scott Coleman
	J. Scott Coleman	Trustee	November 12, 2026

/s/ Nicholas M. Marsini, Jr.
	Nicholas M. Marsini, Jr.	Trustee	November 12, 2026

/s/ Gregory E. McGowan
	Gregory E. McGowan	Trustee	November 12, 2026

/s/ Thomas Sholes
	Thomas Sholes	Trustee	November 12, 2026

*By:	/s/ Brian Ferko
Brian Ferko
Attorney-in-Fact
November 12, 2026